PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 907	$ 800	$ 822
Property and equipment under finance lease	600	100
Right-of-use assets under operating lease	$ 1,592	$ 1,489